Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of share option activities	The following table summarizes the share option activities for the six months ended June 30, 2019 and 2020:
	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	years	US$’000

At January 1, 2019	908,409	7.52	6.27	2,724
Exercised	(53,142)	1.68
Forfeited	(9,096)	11.88
At June 30, 2019	846,171	7.84	5.77	2,996

At January 1, 2020	667,867	8.16	5.27	1,807
Exercised	(107,725)	3.64
At June 30, 2020	560,142	9.03	4.77	3,590

Summary of RSUs granted	The table below sets forth information regarding RSUs granted during the six months ended June 30, 2020 and 2019.
Grant Date	Number of RSUs	Vesting period (year)

January 1, 2019 (Note ii)	15,000	3.58
January 1, 2019 (Note ii)	55,050	3.58
January 3, 2019 (Note ii)	6,000	3.99
January 3, 2019 (Note ii)	4,000	3.99
April 1, 2019 (Note ii)	22,540	4.00
April 1, 2019 (Note ii)	27,260	4.00
April 1, 2019 (Note ii)	34,540	4.00
April 1, 2019 (Note ii)	33,290	4.00
July 1, 2019 (Note ii)	1,800	4.00
July 1, 2019 (Note i)	45,000	3.00
July 1, 2019 (Note i)	6,000	3.00
October 1, 2019 (Note ii)	4,000	4.00
December 1, 2019 (Note i)	10,000	2.00
December 1, 2019 (Note iv)	15,000	1.00
January 1, 2020 (Note vi)	5,000	0.25
January 1, 2020 (Note iii)	19,600	3.00
January 1, 2020 (Note i)	235,004	2.00
January 1, 2020 (Note i)	100,000	2.00
January 27, 2020 (Note v)	40,000	0.58
January 27, 2020 (Note v)	110,000	0.58
March 20, 2020 (Note vii)	100,000	0.25

Note:

(i)	These RSUs were scheduled to be vested over two to three years on a monthly basis.

Note: (Continued)

(ii)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(iii)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%, 0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the years ended December 31, 2018 and 2019.

(iv)

On December 1, 2019, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 20-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$1.3, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 50.17%, 0% dividend yield and a risk-free interest rate of 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2019.

(v)	These RSUs were granted to non-employees and vested within one year.
(vi)

On January 1, 2020, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 10-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$0.01, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.89%, 0% dividend yield and a risk-free interest rate of 1.64%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the six months ended June 30, 2020.

Note: (Continued)

(vii)

On March 20, 2020, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 10-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$0.13, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.36%, 0% dividend yield and a risk-free interest rate of 0.23%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the six months ended June 30, 2020.

Summary of RSUs activity

The following table summarizes the activity of the service-based RSUs for the six months ended June 30, 2019 and 2020:

	Number of RSUs	Weighted average grant date fair value

At January 1, 2019	376,272	8.02
Granted	197,680	7.35
Vested	(81,332)	7.79
Forfeited	(5,679)	12.7
At June 30, 2019	486,941	7.73

At January 1, 2020	463,546	5.52
Granted	534,604	4.95
Vested	(491,330)	4.59
Forfeited	(28,125)	6.95
At June 30, 2020	478,695	5.75

Summary of assumptions used in estimation of fair value of warrants granted

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%

Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

Summary of compensation costs recognized

Total compensation costs recognized for the six months ended June 30, 2019 and 2020 were as follows:

	For the six months ended June 30,
	2019	2020

Cost of revenues	17	2
Research and development	322	38
Sales and marketing	507	313
General and administrative expenses	376	1,914
Total	1,222	2,267